Average Annual Total Returns (Balanced Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	7.22%
Date of Inception	Apr. 30, 2009
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	8.21%
Since Inception	27.39%
Date of Inception	Apr. 30, 2009
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.93%
Since Inception	24.46%
Date of Inception	Apr. 30, 2009
Combined Index
Average Annual Total Returns
One Year	12.67%
Since Inception	20.98%
Date of Inception	Apr. 30, 2009
Series I Class, Balanced Trust
Average Annual Total Returns
One Year	12.58%
Since Inception	20.59%
Date of Inception	Apr. 30, 2009
Series NAV, Balanced Trust
Average Annual Total Returns
One Year	12.64%
Since Inception	20.66%
Date of Inception	Apr. 30, 2009